Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Stock-based Compensation
Summary of assumptions used to estimate grant date fair value of stock options granted

Risk-free interest rate	2.67%
Expected term (in years)	6.25
Expected dividend yield	0%
Expected volatility	80.40%

Summary of unvested RSUs award activity

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Unvested RSUs at December 31, 2021	591	$12,644.00
Granted	566	981.36
Vested(1)	(865)	(5,651.52)
Cancelled/Forfeited	(213)	(11,013.04)
Unvested RSUs at December 31, 2022	79	10,100.70
Granted	—	—
Vested(1)	(54)	(11,298.98)
Cancelled/Forfeited	—	—
Non-vested RSUs at December 31, 2023	25	$7,505.04
(1)	At December 31, 2023 and 2022, there were 2 and 5 shares of common stock, respectively, related to RSU awards that have vested and the shares were not released to the participants subsequently. Additionally, during the year ended December 31, 2023 due to a decline in our stock price 8 shares of common stock were not issued in order to cover employee taxes.

Schedule of stock-based compensation expense

	Year Ended
	December 31,
	2023	2022
Sales and marketing	$107	$280
General and administrative	451	1,494
Research and development	209	313
Total stock-based compensation expense	$767	$2,087

2003 Stock Incentive Plan, as amended and restated
Stock-based Compensation
Summary of stock option activity

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise Price	Contractual	Value
	Shares	Per Share	Life (years)	(in thousands)
Outstanding at December 31, 2021	306	$23,117.06		$—
Options granted	194	3,422.00
Options exercised	—	—
Options cancelled	(130)	8,071.28
Outstanding at December 31, 2022	370	18,075.70		$—
Options granted	—	—
Options exercised	—	—
Options cancelled	(107)	8,661.72
Outstanding at December 31, 2023	263	21,909.50	6.4	$—
Exercisable at December 31, 2023	213	25,839.58	6.0	—
Vested and expected to vest at December 31, 2023	274	21,909.50	6.4	—